CONTRACTUAL TRANSMISSION ASSETS - RAP of the Basic Network of the Existing System (RBSE) and the RAP not related to the RBSE (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates [abstract]
Annual permitted revenues approved	R$ 16,982,995	R$ 16,982,995	R$ 17,676,724
Eletrobras
Investments in subsidiaries, joint ventures and associates [abstract]
Annual permitted revenues approved		6,904,773	7,325,387
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Annual permitted revenues approved		5,208,677	5,301,210
Eletronorte
Investments in subsidiaries, joint ventures and associates [abstract]
Annual permitted revenues approved		3,000,087	3,121,348
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Annual permitted revenues approved		1,764,288	1,826,724
Tringulo Mineiro Transmissora S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Annual permitted revenues approved		54,635	52,949
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Annual permitted revenues approved		R$ 50,535	R$ 49,106